Label	Element	Value
Risk/Return:	oef_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2025
Registrant Name	dei_EntityRegistrantName	BNY Mellon Investment Funds I
Entity Central Index Key	dei_EntityCentralIndexKey	0000799295
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 27, 2026
Document Effective Date	dei_DocumentEffectiveDate	Jan. 30, 2026
Entity Investment Company Type	dei_EntityInvCompanyType	N-1A
Prospectus Date	oef_ProspectusDate	Jan. 30, 2026
BNY Mellon International Equity Fund | A
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NIEAX
BNY Mellon International Equity Fund | C
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NIECX
BNY Mellon International Equity Fund | I
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SNIEX
BNY Mellon International Equity Fund | Y
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NIEYX
BNY Mellon Small Cap Value Fund | A
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RUDAX
BNY Mellon Small Cap Value Fund | C
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BOSCX
BNY Mellon Small Cap Value Fund | I
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STSVX
BNY Mellon Small Cap Value Fund | Y
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BOSYX
BNY Mellon Small/Mid Cap Growth Fund | A
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DBMAX
BNY Mellon Small/Mid Cap Growth Fund | C
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DBMCX
BNY Mellon Small/Mid Cap Growth Fund | I
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SDSCX
BNY Mellon Small/Mid Cap Growth Fund | Y
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DBMYX
BNY Mellon Small/Mid Cap Growth Fund | Z
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DBMZX